Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

May 31, 2021

MBSCEN-QTLY-0721
1.850080.114

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.7%
	Principal Amount	Value
U.S. Treasury Obligations - 1.7%
U.S. Treasury Notes:
0.125% 7/31/22 (a)(b)(c)	$34,100,000	$34,117,316
1.25% 4/30/28	158,000	157,951
1.25% 5/31/28	138,000	137,914
		34,413,181
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,396,013)		34,413,181

U.S. Government Agency - Mortgage Securities - 109.3%
Fannie Mae - 30.7%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (d)(e)	33,375	34,804
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (d)(e)	11,467	12,029
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (d)(e)	63,973	66,982
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (d)(e)	5,764	6,024
12 month U.S. LIBOR + 1.550% 1.927% 2/1/44 (d)(e)	9,060	9,458
12 month U.S. LIBOR + 1.550% 2.253% 5/1/44 (d)(e)	10,340	10,789
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (d)(e)	27,303	28,732
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (d)(e)	61,178	64,478
12 month U.S. LIBOR + 1.560% 1.984% 2/1/44 (d)(e)	13,523	14,125
12 month U.S. LIBOR + 1.570% 1.951% 4/1/44 (d)(e)	33,469	34,978
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (d)(e)	932	973
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (d)(e)	12,256	12,807
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (d)(e)	8,694	9,087
12 month U.S. LIBOR + 1.620% 2.108% 3/1/33 (d)(e)	85,060	88,860
12 month U.S. LIBOR + 1.620% 2.383% 5/1/36 (d)(e)	24,573	25,841
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (d)(e)	10,830	11,408
12 month U.S. LIBOR + 1.630% 2.283% 5/1/35 (d)(e)	25,261	26,488
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (d)(e)	129,990	138,272
12 month U.S. LIBOR + 1.670% 2.223% 11/1/36 (d)(e)	43,188	45,434
12 month U.S. LIBOR + 1.670% 2.235% 7/1/43 (d)(e)	219,287	229,951
12 month U.S. LIBOR + 1.700% 2.284% 6/1/42 (d)(e)	105,528	110,623
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (d)(e)	78,603	82,941
12 month U.S. LIBOR + 1.730% 2.408% 5/1/36 (d)(e)	31,361	33,091
12 month U.S. LIBOR + 1.750% 2.241% 7/1/35 (d)(e)	54,234	57,079
12 month U.S. LIBOR + 1.750% 2.411% 8/1/41 (d)(e)	22,884	24,137
12 month U.S. LIBOR + 1.770% 2.134% 2/1/37 (d)(e)	241,023	254,894
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (d)(e)	319,816	336,848
12 month U.S. LIBOR + 1.800% 2.385% 12/1/40 (d)(e)	587,733	622,181
12 month U.S. LIBOR + 1.800% 2.702% 7/1/41 (d)(e)	90,025	94,785
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (d)(e)	12,947	13,688
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (d)(e)	272,399	287,530
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (d)(e)	59,055	62,464
12 month U.S. LIBOR + 1.810% 2.7% 7/1/41 (d)(e)	91,305	96,526
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (d)(e)	44,778	47,355
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (d)(e)	33,236	34,267
12 month U.S. LIBOR + 1.890% 2.255% 4/1/36 (d)(e)	232,765	246,865
12 month U.S. LIBOR + 1.890% 2.43% 8/1/35 (d)(e)	116,852	123,580
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (d)(e)	25,184	26,808
6 month U.S. LIBOR + 1.470% 1.725% 10/1/33 (d)(e)	993	1,031
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (d)(e)	26,618	27,709
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (d)(e)	2,201	2,284
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (d)(e)	9,199	9,583
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (d)(e)	11,216	11,693
6 month U.S. LIBOR + 1.550% 1.8% 9/1/33 (d)(e)	193,434	201,266
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (d)(e)	3,913	4,071
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (d)(e)	6,824	7,126
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (d)(e)	747	783
6 month U.S. LIBOR + 1.960% 2.21% 9/1/35 (d)(e)	5,755	6,076
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.396% 7/1/36 (d)(e)	18,769	19,637
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (d)(e)	6,987	7,392
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (d)(e)	23,274	24,530
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (d)(e)	17,052	17,950
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.697% 7/1/34 (d)(e)	31,085	32,742
2.5% 5/1/31 to 7/1/50 (f)	91,852,628	95,850,939
3% 7/1/27 to 4/1/51	218,733,537	231,216,009
3.25% 12/1/41	14,074	15,123
3.4% 7/1/42 to 9/1/42	157,468	169,228
3.5% 7/1/32 to 4/1/50	146,782,546	157,109,386
3.525% 5/1/42	8,071	8,797
3.65% 5/1/42 to 8/1/42	83,255	90,571
3.9% 4/1/42	15,493	17,037
4% 11/1/31 to 4/1/49	70,518,803	76,737,216
4.025% 5/1/42	18,878	20,803
4.25% 11/1/41	45,224	49,850
4.5% to 4.5% 12/1/23 to 2/1/49	28,158,869	31,015,487
5% 1/1/22 to 2/1/49	8,675,291	9,824,565
5.26% 8/1/41 (d)	429,572	487,058
5.5% 9/1/21 to 8/1/25	70,181	72,613
6% to 6% 6/1/21 to 1/1/42	4,772,152	5,621,752
6.5% 7/1/21 to 4/1/37	3,603,616	4,192,899
6.594% 2/1/39 (d)	336,818	374,300
7% to 7% 12/1/22 to 7/1/37	223,006	256,800
7.5% to 7.5% 12/1/22 to 2/1/32	121,581	138,604
8% 8/1/29 to 3/1/37	4,746	5,785
8.5% 8/1/23	5	5
		617,075,882
Freddie Mac - 15.0%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (d)(e)	54,025	56,269
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (d)(e)	34,719	36,282
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (d)(e)	26,183	27,483
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (d)(e)	14,389	15,091
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (d)(e)	58,824	61,833
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (d)(e)	114,008	119,977
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (d)(e)	277,659	293,198
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (d)(e)	745,454	786,261
12 month U.S. LIBOR + 1.750% 2.597% 7/1/41 (d)(e)	73,140	77,130
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (d)(e)	18,610	19,700
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (d)(e)	12,362	13,078
12 month U.S. LIBOR + 1.880% 2.178% 4/1/41 (d)(e)	38,000	40,171
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (d)(e)	496,152	523,916
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (d)(e)	72,926	76,921
12 month U.S. LIBOR + 1.890% 2.536% 10/1/42 (d)(e)	312,303	331,107
12 month U.S. LIBOR + 1.910% 2.466% 5/1/41 (d)(e)	133,928	141,822
12 month U.S. LIBOR + 1.910% 2.64% 5/1/41 (d)(e)	110,181	116,671
12 month U.S. LIBOR + 1.910% 2.761% 6/1/41 (d)(e)	142,171	150,541
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (d)(e)	36,319	38,471
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (d)(e)	6,837	7,260
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (d)(e)	18,875	19,917
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (d)(e)	805	846
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (d)(e)	124,890	132,474
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (d)(e)	23,427	24,900
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (d)(e)	13,051	13,428
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (d)(e)	1,319	1,378
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (d)(e)	20,351	21,255
6 month U.S. LIBOR + 1.660% 1.915% 1/1/37 (d)(e)	27,521	28,808
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (d)(e)	27,085	28,478
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (d)(e)	16,090	16,971
6 month U.S. LIBOR + 1.880% 2.136% 10/1/36 (d)(e)	272,055	285,783
6 month U.S. LIBOR + 1.990% 2.248% 10/1/35 (d)(e)	104,773	110,287
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	31,892	33,643
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	46,904	49,478
6 month U.S. LIBOR + 2.020% 2.269% 6/1/37 (d)(e)	53,314	56,234
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (d)(e)	27,883	29,495
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.313% 6/1/33 (d)(e)	220,868	232,356
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.355% 4/1/34 (d)(e)	54,687	57,784
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.653% 6/1/33 (d)(e)	53,499	56,185
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (d)(e)	1,599	1,686
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.655% 3/1/35 (d)(e)	108,384	114,411
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (d)(e)	132,516	140,098
2.5% 5/1/30 to 11/1/50	40,917,837	42,634,568
3% 6/1/31 to 6/1/50	74,906,166	79,189,037
3.5% 3/1/32 to 3/1/48	69,417,185	74,523,212
3.5% 8/1/47	4,728,204	5,051,980
4% 6/1/33 to 2/1/50	62,577,522	68,128,996
4% 4/1/48	39,722	42,532
4.5% 6/1/25 to 10/1/48	17,563,009	19,406,391
5% 8/1/33 to 7/1/41	4,518,871	5,154,329
5.5% 6/1/22	5,482	5,568
6% 12/1/21 to 12/1/37	671,212	754,879
6.5% 9/1/21 to 9/1/39	734,100	860,278
7% 3/1/26 to 9/1/36	198,849	231,662
7.5% 6/1/26 to 6/1/32	7,109	8,300
8% 7/1/24 to 4/1/32	5,864	6,768
8.5% 12/1/22 to 9/1/29	5,557	6,268
		300,393,845
Ginnie Mae - 32.4%
3.5% 9/20/40 to 5/20/50 (a)	55,519,960	59,911,117
4% 2/15/39 to 6/20/49	70,016,983	75,737,542
4.5% 6/20/33 to 8/15/41	11,762,525	13,175,351
5% 12/15/32 to 4/20/48	7,849,054	8,829,780
5.5% 6/15/33 to 9/15/39	419,423	486,336
6% to 6% 10/15/30 to 5/15/40	3,469,247	4,063,053
7% to 7% 11/15/22 to 3/15/33	324,071	373,988
7.5% to 7.5% 2/15/22 to 9/15/31	113,389	126,626
8% 11/15/21 to 11/15/29	33,487	36,081
8.5% 11/15/21 to 1/15/31	4,308	5,028
9% 1/15/23	41	43
2% 2/20/51 to 4/20/51	36,397,068	37,066,396
2% 6/1/51 (g)	25,000,000	25,431,150
2% 6/1/51 (g)	9,950,000	10,121,598
2% 6/1/51 (g)	25,650,000	26,092,360
2% 6/1/51 (g)	20,200,000	20,548,369
2% 6/1/51 (g)	10,100,000	10,274,185
2% 6/1/51 (g)	7,550,000	7,680,207
2% 6/1/51 (g)	5,050,000	5,137,092
2% 6/1/51 (g)	1,600,000	1,627,594
2% 7/1/51 (g)	7,450,000	7,565,387
2% 7/1/51 (g)	5,000,000	5,077,441
2% 7/1/51 (g)	11,200,000	11,373,468
2% 7/1/51 (g)	26,900,000	27,316,633
2% 7/1/51 (g)	15,700,000	15,943,165
2.5% 1/20/51 to 3/20/51	50,313,187	52,178,730
2.5% 6/1/51 (g)	11,550,000	11,962,772
2.5% 6/1/51 (g)	9,500,000	9,839,509
2.5% 6/1/51 (g)	7,950,000	8,234,116
2.5% 6/1/51 (g)	6,750,000	6,991,230
2.5% 6/1/51 (g)	16,750,000	17,348,608
2.5% 6/1/51 (g)	8,250,000	8,544,837
3% 5/15/42 to 7/20/50	62,524,109	65,425,335
3% 6/1/51 (g)	6,650,000	6,937,956
3% 6/1/51 (g)	32,900,000	34,324,623
3% 6/1/51 (g)	4,900,000	5,112,178
3% 6/1/51 (g)	8,150,000	8,502,908
3% 7/1/51 (g)	7,800,000	8,135,315
3% 7/1/51 (g)	7,775,000	8,109,240
3% 7/1/51 (g)	6,400,000	6,675,130
3% 7/1/51 (g)	12,650,000	13,193,812
3.5% 6/1/51 (g)	1,700,000	1,788,135
3.5% 6/1/51 (g)	1,050,000	1,104,437
3.5% 6/1/51 (g)	625,000	657,403
3.5% 6/1/51 (g)	150,000	157,777
3.5% 6/1/51 (g)	300,000	315,553
3.5% 6/1/51 (g)	375,000	394,442
3.5% 7/1/51 (g)	1,100,000	1,157,459
3.5% 7/1/51 (g)	150,000	157,835
4.7% 2/20/62 (d)(h)	61,774	62,181
5.47% 8/20/59 (d)(h)	1,755	1,793
6.5% 3/20/31 to 6/15/37	104,988	123,420
		651,436,724
Uniform Mortgage Backed Securities - 31.2%
1.5% 6/1/36 (g)	9,400,000	9,516,032
2% 6/1/51 (g)	34,250,000	34,605,303
2% 6/1/51 (g)	22,900,000	23,137,560
2% 6/1/51 (g)	18,750,000	18,944,509
2% 6/1/51 (g)	17,200,000	17,378,429
2% 6/1/51 (g)	18,200,000	18,388,803
2% 6/1/51 (g)	4,550,000	4,597,201
2% 6/1/51 (g)	18,750,000	18,944,509
2% 6/1/51 (g)	27,350,000	27,633,723
2% 6/1/51 (g)	6,900,000	6,971,579
2% 6/1/51 (g)	17,600,000	17,782,579
2% 6/1/51 (g)	31,900,000	32,230,924
2% 7/1/51 (g)	31,250,000	31,503,381
2% 7/1/51 (g)	34,250,000	34,527,706
2% 7/1/51 (g)	19,500,000	19,658,110
2.5% 6/1/51 (g)	10,400,000	10,768,468
2.5% 6/1/51 (g)	13,300,000	13,771,214
2.5% 6/1/51 (g)	11,100,000	11,493,269
2.5% 6/1/51 (g)	15,900,000	16,463,331
2.5% 6/1/51 (g)	3,200,000	3,313,375
2.5% 6/1/51 (g)	17,500,000	18,120,018
2.5% 7/1/51 (g)	8,200,000	8,470,984
3% 6/1/51 (g)	40,150,000	41,931,660
3% 6/1/51 (g)	39,750,000	41,513,910
3% 6/1/51 (g)	1,800,000	1,879,875
3% 6/1/51 (g)	3,400,000	3,550,875
3.5% 6/1/51 (g)	12,850,000	13,564,344
3.5% 6/1/51 (g)	10,250,000	10,819,808
3.5% 6/1/51 (g)	4,400,000	4,644,600
3.5% 6/1/51 (g)	4,225,000	4,459,872
3.5% 6/1/51 (g)	31,200,000	32,934,439
3.5% 6/1/51 (g)	1,600,000	1,688,946
3.5% 6/1/51 (g)	3,400,000	3,589,009
3.5% 6/1/51 (g)	7,950,000	8,391,948
3.5% 6/1/51 (g)	7,350,000	7,758,594
3.5% 7/1/51 (g)	20,700,000	21,863,671
3.5% 7/1/51 (g)	13,700,000	14,470,159
3.5% 7/1/51 (g)	15,100,000	15,948,862
		627,231,579
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,169,561,708)		2,196,138,030

Asset-Backed Securities - 0.2%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 0.274% 6/28/23 (d)(e)(i)	$3,564,115	$3,554,462
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.047% 5/25/29 (d)(e)	412,413	412,913
TOTAL ASSET-BACKED SECURITIES
(Cost $3,960,748)		3,967,375

Collateralized Mortgage Obligations - 18.4%
U.S. Government Agency - 18.4%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.08% 4/25/24 (d)(e)	95,881	95,339
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0716% 8/25/31 (d)(e)	36,952	37,729
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.8916% 2/25/32 (d)(e)	4,206	4,277
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0975% 3/18/32 (d)(e)	7,622	7,790
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0916% 4/25/32 (d)(e)	16,571	16,966
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.0916% 10/25/32 (d)(e)	11,249	11,508
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8416% 1/25/32 (d)(e)	4,084	4,146
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.5416% 11/25/32 (d)(e)	323,012	324,731
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.0916% 11/25/32 (d)(e)	16,229	16,616
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0084% 12/25/33 (d)(j)(k)	142,092	37,391
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5884% 11/25/36 (d)(j)(k)	105,231	21,390
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0216% 6/25/36 (d)(e)	3,127,714	3,187,805
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,082	1,119
Series 1993-207 Class H, 6.5% 11/25/23	28,484	30,099
Series 1996-28 Class PK, 6.5% 7/25/25	10,285	10,896
Series 1999-17 Class PG, 6% 4/25/29	53,385	59,134
Series 1999-32 Class PL, 6% 7/25/29	57,682	64,112
Series 1999-33 Class PK, 6% 7/25/29	41,830	46,573
Series 2001-52 Class YZ, 6.5% 10/25/31	6,896	7,981
Series 2003-28 Class KG, 5.5% 4/25/23	39,123	40,423
Series 2003-70 Class BJ, 5% 7/25/33	255,725	284,780
Series 2005-102 Class CO 11/25/35 (l)	31,996	29,688
Series 2005-64 Class PX, 5.5% 6/25/35	465,363	496,805
Series 2005-68 Class CZ, 5.5% 8/25/35	3,469,906	3,939,456
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3118% 8/25/35 (d)(k)	7,310	9,781
Series 2005-81 Class PC, 5.5% 9/25/35	89,029	100,767
Series 2006-12 Class BO 10/25/35 (l)	128,131	119,098
Series 2006-15 Class OP 3/25/36 (l)	147,365	134,973
Series 2006-37 Class OW 5/25/36 (l)	15,768	14,156
Series 2006-45 Class OP 6/25/36 (l)	45,608	41,244
Series 2006-62 Class KP 4/25/36 (l)	76,246	69,952
Series 2010-118 Class PB, 4.5% 10/25/40	2,549,481	2,844,144
Series 2012-149:
Class DA, 1.75% 1/25/43	881,826	905,779
Class GA, 1.75% 6/25/42	953,445	979,672
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	11,750	13,288
Series 1999-25 Class Z, 6% 6/25/29	45,923	51,580
Series 2001-20 Class Z, 6% 5/25/31	57,498	64,326
Series 2001-31 Class ZC, 6.5% 7/25/31	27,813	31,640
Series 2002-16 Class ZD, 6.5% 4/25/32	18,533	21,498
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4584% 11/25/32 (d)(j)(k)	67,311	9,221
Series 2003-117 Class MD, 5% 12/25/23	259,468	269,770
Series 2004-52 Class KZ, 5.5% 7/25/34	1,219,381	1,384,588
Series 2004-91 Class Z, 5% 12/25/34	2,707,038	3,017,737
Series 2005-117 Class JN, 4.5% 1/25/36	335,652	367,140
Series 2005-14 Class ZB, 5% 3/25/35	851,194	949,052
Series 2006-72 Class CY, 6% 8/25/26	523,268	566,115
Series 2009-59 Class HB, 5% 8/25/39	1,386,295	1,568,962
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	118,148	6,912
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5484% 12/25/36 (d)(j)(k)	76,835	18,734
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3484% 5/25/37 (d)(j)(k)	39,100	8,665
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5406% 9/25/23 (d)(k)	1,352	1,549
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0084% 3/25/33 (d)(j)(k)	9,564	2,164
Series 2005-72 Class ZC, 5.5% 8/25/35	588,810	665,648
Series 2005-79 Class ZC, 5.9% 9/25/35	316,736	359,116
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.0702% 6/25/37 (d)(k)	33,560	69,223
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (d)(k)	50,918	105,029
Class SB, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (d)(k)	19,074	35,277
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2584% 3/25/38 (d)(j)(k)	254,984	52,167
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9584% 12/25/40 (d)(j)(k)	249,271	47,271
Class ZA, 4.5% 12/25/40	135,600	148,764
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	1,108,894	58,573
Series 2010-150 Class ZC, 4.75% 1/25/41	1,113,608	1,241,003
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0116% 3/25/36 (d)(e)	2,145,258	2,202,824
Series 2010-95 Class ZC, 5% 9/25/40	2,355,364	2,617,912
Series 2011-39 Class ZA, 6% 11/25/32	177,690	204,353
Series 2011-4 Class PZ, 5% 2/25/41	378,930	454,799
Series 2011-67 Class AI, 4% 7/25/26 (j)	316,792	15,843
Series 2011-83 Class DI, 6% 9/25/26 (j)	14,184	362
Series 2012-100 Class WI, 3% 9/25/27 (j)	673,757	53,749
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5584% 12/25/30 (d)(j)(k)	166,478	15,139
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4584% 6/25/41 (d)(j)(k)	187,286	15,610
Series 2013-133 Class IB, 3% 4/25/32 (j)	357,396	17,382
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9584% 1/25/44 (d)(j)(k)	207,355	37,878
Series 2013-51 Class GI, 3% 10/25/32 (j)	205,850	15,556
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6284% 6/25/35 (d)(j)(k)	202,040	38,305
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,108,860	217,328
Series 2015-70 Class JC, 3% 10/25/45	1,214,298	1,288,294
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	577,174	114,808
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.1084% 10/25/47 (d)(j)(k)	5,673,561	1,069,377
Series 2018-45 Class GI, 4% 6/25/48 (j)	8,722,080	1,207,289
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	38,373	7,076
Series 343 Class 16, 5.5% 5/25/34 (j)	33,674	5,590
Series 348 Class 14, 6.5% 8/25/34 (d)(j)	24,201	5,460
Series 351:
Class 12, 5.5% 4/25/34 (d)(j)	17,229	3,189
Class 13, 6% 3/25/34 (j)	21,411	3,985
Series 359 Class 19, 6% 7/25/35 (d)(j)	14,846	3,031
Series 384 Class 6, 5% 7/25/37 (j)	155,689	27,915
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9009% 1/15/32 (d)(e)	3,625	3,686
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (d)(e)	4,701	4,798
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1009% 3/15/32 (d)(e)	4,987	5,101
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0009% 6/15/31 (d)(e)	8,404	8,565
Class FG, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (d)(e)	2,614	2,665
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5009% 11/15/32 (d)(e)	72,929	73,387
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0009% 2/15/33 (d)(e)	911,741	930,445
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5009% 3/15/34 (d)(e)	1,234,477	1,243,187
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3509% 5/15/37 (d)(e)	193,384	193,992
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	61,356	68,363
Series 2101 Class PD, 6% 11/15/28	30,047	33,492
Series 2121 Class MG, 6% 2/15/29	23,983	26,683
Series 2131 Class BG, 6% 3/15/29	184,764	206,253
Series 2137 Class PG, 6% 3/15/29	27,606	30,845
Series 2154 Class PT, 6% 5/15/29	45,887	51,274
Series 2162 Class PH, 6% 6/15/29	9,749	10,813
Series 2520 Class BE, 6% 11/15/32	67,690	77,645
Series 2693 Class MD, 5.5% 10/15/33	168,942	191,768
Series 2802 Class OB, 6% 5/15/34	194,676	218,589
Series 2996 Class MK, 5.5% 6/15/35	55,512	62,459
Series 3002 Class NE, 5% 7/15/35	183,732	205,235
Series 3110 Class OP 9/15/35 (l)	73,103	70,746
Series 3119 Class PO 2/15/36 (l)	173,195	157,981
Series 3121 Class KO 3/15/36 (l)	31,855	29,437
Series 3123 Class LO 3/15/36 (l)	99,483	90,991
Series 3145 Class GO 4/15/36 (l)	99,289	91,387
Series 3189 Class PD, 6% 7/15/36	156,005	182,505
Series 3225 Class EO 10/15/36 (l)	51,572	46,868
Series 3258 Class PM, 5.5% 12/15/36	72,057	82,636
Series 3415 Class PC, 5% 12/15/37	519,542	580,240
Series 3786 Class HI, 4% 3/15/38 (j)	46,327	514
Series 3806 Class UP, 4.5% 2/15/41	377,660	418,660
Series 3832 Class PE, 5% 3/15/41	757,049	845,982
Series 3857 Class ZP, 5% 5/15/41	2,796,622	3,257,393
Series 4135 Class AB, 1.75% 6/15/42	716,835	736,833
Series 4765 Class PE, 3% 12/15/41	364,517	367,952
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	124,669	135,564
Series 2004-2862 Class NE, 5% 9/15/24	548,064	568,584
Series 2135 Class JE, 6% 3/15/29	12,351	13,756
Series 2145 Class MZ, 6.5% 4/15/29	177,500	202,145
Series 2274 Class ZM, 6.5% 1/15/31	17,509	19,835
Series 2281 Class ZB, 6% 3/15/30	34,376	38,044
Series 2303 Class ZV, 6% 4/15/31	94,844	106,398
Series 2357 Class ZB, 6.5% 9/15/31	263,948	305,334
Series 2502 Class ZC, 6% 9/15/32	33,006	37,804
Series 2519 Class ZD, 5.5% 11/15/32	46,491	52,480
Series 2546 Class MJ, 5.5% 3/15/23	8,841	9,150
Series 2601 Class TB, 5.5% 4/15/23	4,509	4,661
Series 2877 Class ZD, 5% 10/15/34	3,473,460	3,873,163
Series 2998 Class LY, 5.5% 7/15/25	71,387	76,099
Series 3007 Class EW, 5.5% 7/15/25	199,331	213,966
Series 3745 Class KV, 4.5% 12/15/26	4,373,132	4,426,607
Series 3871 Class KB, 5.5% 6/15/41	885,971	1,033,212
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4991% 2/15/36 (d)(j)(k)	47,301	9,419
Series 2013-4281 Class AI, 4% 12/15/28 (j)	343,045	15,057
Series 2017-4683 Class LM, 3% 5/15/47	1,515,480	1,605,198
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0991% 8/15/47 (d)(j)(k)	3,143,089	519,816
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.1443% 8/15/24 (d)(k)	85	96
Class SD, 86.400% - 1 month U.S. LIBOR 85.1385% 8/15/24 (d)(k)	109	135
Series 2933 Class ZM, 5.75% 2/15/35	677,366	771,704
Series 2935 Class ZK, 5.5% 2/15/35	609,087	694,394
Series 2947 Class XZ, 6% 3/15/35	276,321	319,412
Series 2996 Class ZD, 5.5% 6/15/35	490,709	567,916
Series 3237 Class C, 5.5% 11/15/36	692,538	789,471
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5591% 11/15/36 (d)(j)(k)	211,210	49,492
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6491% 3/15/37 (d)(j)(k)	327,957	81,198
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6591% 4/15/37 (d)(j)(k)	461,402	106,193
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4791% 6/15/37 (d)(j)(k)	159,316	32,797
Series 3843 Class PZ, 5% 4/15/41	2,806,333	3,284,355
Series 3949 Class MK, 4.5% 10/15/34	131,636	144,892
Series 4055 Class BI, 3.5% 5/15/31 (j)	363,690	19,037
Series 4149 Class IO, 3% 1/15/33 (j)	104,198	11,378
Series 4314 Class AI, 5% 3/15/34 (j)	121,228	7,525
Series 4427 Class LI, 3.5% 2/15/34 (j)	749,430	62,392
Series 4471 Class PA 4% 12/15/40	751,147	805,041
target amortization class Series 2156 Class TC, 6.25% 5/15/29	29,283	31,561
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0146% 2/15/24 (d)(e)	7,691	7,731
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	22,137	24,560
Series 2056 Class Z, 6% 5/15/28	52,133	58,003
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	141,025	141,080
Series 4341 Class ML, 3.5% 11/15/31	3,427,229	3,658,102
Series 4386 Class AZ, 4.5% 11/15/40	1,508,649	1,644,071
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	632,547	684,919
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5891% 6/16/37 (d)(j)(k)	90,366	19,903
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.5993% 7/20/37 (d)(e)	638,870	647,592
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5793% 1/20/38 (d)(e)	163,871	165,926
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9593% 8/20/38 (d)(e)	899,877	919,682
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 0.9993% 9/20/38 (d)(e)	742,099	759,375
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7009% 11/16/39 (d)(e)	740,310	752,314
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6309% 12/16/39 (d)(e)	521,585	529,179
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.661% 3/20/60 (d)(e)(h)	1,223,373	1,230,216
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 7/20/60 (d)(e)(h)	6,906,481	6,916,210
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4104% 9/20/60 (d)(e)(h)	8,245,305	8,250,289
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4104% 8/20/60 (d)(e)(h)	8,095,944	8,100,684
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4904% 12/20/60 (d)(e)(h)	3,405,055	3,413,953
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 12/20/60 (d)(e)(h)	4,207,106	4,227,020
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 2/20/61 (d)(e)(h)	6,092,770	6,114,535
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6004% 2/20/61 (d)(e)(h)	8,084,800	8,113,747
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 4/20/61 (d)(e)(h)	3,638,944	3,656,538
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (d)(e)(h)	5,354,194	5,380,200
Class FC, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (d)(e)(h)	4,217,158	4,237,875
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6404% 6/20/61 (d)(e)(h)	4,951,764	4,977,834
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6604% 9/20/61 (d)(e)(h)	1,532,997	1,542,356
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 10/20/61 (d)(e)(h)	5,294,578	5,331,324
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.4993% 8/20/42 (d)(e)	743,769	747,576
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 11/20/61 (d)(e)(h)	5,040,107	5,086,053
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 1/20/62 (d)(e)(h)	3,373,356	3,401,722
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 1/20/62 (d)(e)(h)	4,872,003	4,907,813
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 3/20/62 (d)(e)(h)	3,174,327	3,194,932
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (d)(e)(h)	34,449	34,796
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6304% 10/20/62 (d)(e)(h)	50,494	50,739
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6404% 7/20/60 (d)(e)(h)	7,579	7,587
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4704% 3/20/63 (d)(e)(h)	64,904	65,028
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7104% 8/20/63 (d)(e)(h)	553,410	555,908
Class FD, 1 month U.S. LIBOR + 0.600% 0.7104% 8/20/63 (d)(e)(h)	1,195,403	1,200,592
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 1/20/64 (d)(e)(h)	523,679	526,837
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7104% 12/20/63 (d)(e)(h)	2,192,723	2,206,281
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6104% 6/20/64 (d)(e)(h)	1,410,101	1,416,858
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4104% 3/20/65 (d)(e)(h)	14,130	14,137
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3904% 5/20/63 (d)(e)(h)	93,642	93,654
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3104% 4/20/63 (d)(e)(h)	61,680	61,581
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5104% 12/20/62 (d)(e)(h)	29,879	29,988
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3493% 10/20/47 (d)(e)	5,701,946	5,691,434
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4493% 11/20/48 (d)(e)	3,069,750	3,082,458
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3993% 5/20/48 (d)(e)	5,709,450	5,709,131
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3993% 6/20/48 (d)(e)	7,219,296	7,226,196
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3993% 6/20/48 (d)(e)	1,778,419	1,782,351
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5493% 9/20/49 (d)(e)	16,722,582	16,846,928
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 0.5493% 10/20/49 (d)(e)	9,050,085	9,129,069
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5493% 8/20/49 (d)(e)	22,981,435	23,107,553
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8015% 12/20/40 (d)(k)	975,326	1,143,764
Series 2010-31 Class BP, 5% 3/20/40	4,236,122	4,735,848
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	444,225	36,352
Series 2011-68 Class EC, 3.5% 4/20/41	436,399	462,694
Series 2016-69 Class WA, 3% 2/20/46	801,932	852,249
Series 2017-134 Class BA, 2.5% 11/20/46	1,138,503	1,186,928
Series 2017-153 Class GA, 3% 9/20/47	2,359,260	2,498,599
Series 2017-182 Class KA, 3% 10/20/47	1,934,839	2,048,750
Series 2018-13 Class Q, 3% 4/20/47	2,788,495	2,936,671
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	267,490	298,158
Series 2010-160 Class DY, 4% 12/20/40	2,003,011	2,173,909
Series 2010-170 Class B, 4% 12/20/40	449,280	487,687
Series 2011-69 Class GX, 4.5% 5/16/40	8,453,512	8,794,494
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	67,812	68,140
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	52,810	53,324
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	7,011,026	7,220,569
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	3,194,399	3,241,607
Series 2017-139 Class BA, 3% 9/20/47	4,054,574	4,329,912
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	8,627,732	9,157,957
Series 2004-22 Class M1, 5.5% 4/20/34	740,494	967,111
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3991% 5/16/34 (d)(j)(k)	53,255	10,140
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0991% 8/17/34 (d)(j)(k)	53,030	11,965
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5947% 6/16/37 (d)(k)	7,828	14,145
Series 2010-116 Class QB, 4% 9/16/40	152,675	165,388
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8491% 2/16/40 (d)(j)(k)	363,779	61,611
Series 2010-169 Class Z, 4.5% 12/20/40	4,866,293	5,149,676
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 5/20/60 (d)(e)(h)	476,423	477,079
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	668,457	709,871
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(h)	73,421	79,378
Series 2010-H28 Class KA, 3.75% 12/20/60 (h)	3,365	3,345
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0008% 7/20/41 (d)(j)(k)	189,913	36,492
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5991% 6/16/42 (d)(j)(k)	195,750	41,065
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5343% 4/20/39 (d)(k)	288,923	300,649
Class ST, 8.800% - 1 month U.S. LIBOR 8.6677% 8/20/39 (d)(k)	138,281	140,744
Series 2013-149 Class MA, 2.5% 5/20/40	2,158,009	2,228,743
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	37,158	37,254
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	39,732	39,974
Series 2013-H07 Class JA, 1.75% 3/20/63 (h)	422,756	424,002
Series 2013-H08 Class MA, 3% 3/20/63 (h)	412,876	417,650
Series 2014-2 Class BA, 3% 1/20/44	3,812,512	4,046,911
Series 2014-21 Class HA, 3% 2/20/44	1,474,480	1,564,653
Series 2014-25 Class HC, 3% 2/20/44	2,431,761	2,562,885
Series 2014-5 Class A, 3% 1/20/44	2,144,525	2,261,993
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	68,861	70,159
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(h)	547,634	556,505
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.57% 5/20/66 (d)(e)(h)	14,814,558	14,720,317
Series 2017-186 Class HK, 3% 11/16/45	2,083,383	2,202,728
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (d)(e)(h)	15,962,099	15,811,568
Series 2090-118 Class XZ, 5% 12/20/39	15,135,338	17,309,732
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.0013% 5/20/65 (d)(h)	254,469	264,214
		368,527,016
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $368,637,042)		368,527,016

Commercial Mortgage Securities - 4.0%
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (d)(e)	11,600,000	11,610,449
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (d)(e)	13,700,000	13,709,648
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (d)(e)	9,200,000	9,206,408
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (d)(e)	7,500,000	7,505,284
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.24% 4/25/31 (d)(e)	6,800,000	6,804,239
sequential payer:
Series 2021-K126 Class A2, 2.074% 1/25/31	5,707,000	5,921,849
Series 2021-K127 Class A2, 2.108% 1/25/31	21,500,000	22,352,641
Series 2021-K128 Class A2, 2.02% 3/25/31	3,900,000	4,023,988
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $80,826,248)		81,134,506
	Shares	Value

Money Market Funds - 10.7%
Fidelity Cash Central Fund 0.03%(m)
(Cost $214,982,856)	214,940,021	214,983,009
TOTAL INVESTMENT IN SECURITIES - 144.3%
(Cost $2,872,364,615)		2,899,163,117
NET OTHER ASSETS (LIABILITIES) - (44.3)%		(890,174,082)
NET ASSETS - 100%		$2,008,989,035

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(7,450,000)	$(7,578,483)
2% 6/1/51	(5,000,000)	(5,086,230)
2% 6/1/51	(9,600,000)	(9,765,562)
2% 6/1/51	(11,200,000)	(11,393,155)
2% 6/1/51	(26,900,000)	(27,363,917)
2% 6/1/51	(15,700,000)	(15,970,762)
2.5% 6/1/51	(16,750,000)	(17,348,608)
3% 6/1/51	(12,650,000)	(13,197,765)
3.5% 6/1/51	(1,100,000)	(1,157,029)
3.5% 6/1/51	(150,000)	(157,777)

TOTAL GINNIE MAE		(109,019,288)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(9,400,000)	(9,516,032)
2% 6/1/51	(31,250,000)	(31,574,181)
2% 6/1/51	(34,250,000)	(34,605,303)
2% 6/1/51	(6,000,000)	(6,062,243)
2% 6/1/51	(23,300,000)	(23,541,710)
2% 6/1/51	(4,550,000)	(4,597,201)
2% 6/1/51	(18,750,000)	(18,944,509)
2% 6/1/51	(27,350,000)	(27,633,723)
2% 6/1/51	(6,900,000)	(6,971,579)
2% 6/1/51	(19,500,000)	(19,702,289)
2.5% 6/1/51	(15,300,000)	(15,842,073)
2.5% 6/1/51	(3,400,000)	(3,520,461)
2.5% 6/1/51	(5,100,000)	(5,280,691)
2.5% 6/1/51	(8,200,000)	(8,490,523)
3% 6/1/51	(14,950,000)	(15,613,408)
3% 6/1/51	(15,150,000)	(15,822,283)
3% 6/1/51	(38,600,000)	(40,312,879)
3% 6/1/51	(13,000,000)	(13,576,876)
3.5% 6/1/51	(20,700,000)	(21,850,734)
3.5% 6/1/51	(13,700,000)	(14,461,597)
3.5% 6/1/51	(15,100,000)	(15,939,424)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(353,859,719)

TOTAL TBA SALE COMMITMENTS
(Proceeds $462,772,005)		$(462,879,007)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	$(480,894)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	15,600,000	(714,202)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	57,000,000	(2,277,011)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(307,700)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	8,000,000	(249,234)

TOTAL PUT SWAPTIONS			(4,029,041)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(255,383)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	15,600,000	(114,186)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	57,000,000	(1,362,157)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(153,893)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	8,000,000	(281,155)

TOTAL CALL SWAPTIONS			(2,166,774)

TOTAL WRITTEN SWAPTIONS			$(6,195,815)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	388	Sept. 2021	$48,054,406	$90,335	$90,335
CBOT Long Term U.S. Treasury Bond Contracts (United States)	527	Sept. 2021	82,491,969	366,415	366,415

TOTAL PURCHASED					456,750

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	870	Sept. 2021	114,785,625	(247,498)	(247,498)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,046	Sept. 2021	230,888,156	(108,287)	(108,287)

TOTAL SOLD					(355,785)

TOTAL FUTURES CONTRACTS					$100,965

The notional amount of futures purchased as a percentage of Net Assets is 6.5%

The notional amount of futures sold as a percentage of Net Assets is 17.2%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$101,416,000	$129,003	$0	$129,003
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	57,128,000	221,649	0	221,649
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	290,000	1,850	0	1,850
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	3,791,000	(14,306)	0	(14,306)

TOTAL INTEREST RATE SWAPS							$338,196	$0	$338,196

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $948,041.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,695,368.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $147,075.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $792,433.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,554,462 or 0.2% of net assets.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,661
Total	$101,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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